TCW FUNDS, INC.

TCW Emerging Markets Income Fund

(Class I: TGEIX; Class N: TGINX; Plan Class: TGEPX)

TCW Emerging Markets Local Currency Income Fund

(Class I: TGWIX; Class N: TGWNX)

Supplement dated December 11, 2024 to the

Prospectus and the applicable Summary Prospectus

each dated March 1, 2024, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Emerging Markets Income Fund

Effective June 2025, Alex Stanojevic will retire as Lead Portfolio Manager for the Fund.

Effective December 2025, Penelope D. Foley will retire as Lead Portfolio Manager for the Fund.

Therefore, effective December 11, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley (Lead Portfolio Manager) (until December 2025)	14 years	Group Managing Director
David I. Robbins (Lead Portfolio Manager)	14 years	Group Managing Director
Alex Stanojevic (Lead Portfolio Manager) (until June 2025)	6 years	Group Managing Director
Christopher Hays (Co-Manager)	Since May 2024	Managing Director
Jae H. Lee (Co-Manager)	Since May 2024	Managing Director

TCW Emerging Markets Local Currency Income Fund

Effective June 2025, Alex Stanojevic will retire as Lead Portfolio Manager for the Fund.

Effective December 2025, Penelope D. Foley will retire as Lead Portfolio Manager for the Fund.

Therefore, effective December 11, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley (Lead Portfolio Manager)	13 years (Since inception	Group Managing Director

(until December 2025)	of the Fund)
David I. Robbins (Lead Portfolio Manager)	13 years (Since inception of the Fund)	Group Managing Director
Alex Stanojevic (Lead Portfolio Manager) (until June 2025)	6 years	Group Managing Director
Jae H. Lee (Co-Manager)	Since May 2024	Managing Director

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” beginning on page 96 of the Prospectus.

Please retain this Supplement for future reference.